Prepayments and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expenses and Other Current Assets [Member]
Provision for doubtful accounts receivable	¥ 493	$ 77	¥ 32,999	¥ 109,408